INVENTORIES - Movements in the allowance for obsolescence of inventories (Details) - Impairment allowance - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVENTORIES
At the beginning of the year	$ (10,240)	$ (3,916)
Increases	(5,150)	(6,984)
Uses	1,207	660
Currency translation adjustments	(17)
At the end of the year	$ (14,200)	$ (10,240)